19. RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Xinji Beiguo Mall
Prepaid expenses, related party	$ 947	$ 50
Yuanshi County Natural Gas Sales Company
Financing receivable, net, related party	$ 0	$ 782